Accounting policies - Hyperinflation in Argentina - Additional Information (Detail) - Argentina £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of Hyperinflationary Reporting [line items]
Increase in goodwill due to hyperinflation	£ 23.9	£ 22.6	£ 41.0
Increase in other intangibles due to hyperinflation	7.6	5.3	7.1
Increase in property plant and equipment due to hyperinflation	£ 20.3	£ 19.3	£ 10.7
Consumer price index	582,500,000	385,900,000	283,400,000